Fair Value Measurements - Narrative (Details) - USD ($)							3 Months Ended			9 Months Ended		12 Months Ended
	Dec. 31, 2023	Sep. 29, 2023	Jul. 07, 2023	Jun. 30, 2023	Jun. 26, 2023	Jun. 22, 2023	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	May 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities outstanding measured at fair value												$ 0
Stock-based compensation										$ 8,405,000	$ 5,684,000	7,111,000	$ 8,038,000	$ 6,256,000
Fair value assets transferred from level 1 to level 2												$ 0	$ 0
Forward contract liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities outstanding measured at fair value				$ 164,300,000		$ 106,200,000	$ 0	$ 164,300,000		0
Liabilities, fair value						$ 106,200,000
Change in fair value of forward contract liability							25,360,000		$ 0	83,530,000	0
Change in fair value of liability				$ (58,100,000)			(25,400,000)
Spyre Therapeutics, Inc.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset acquisition, stockholder payment period						3 years
Asset acquisition, cash payment, threshold period						1 year
CVR liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in fair value of liability							1,300,000	1,300,000
Parapyre Option Obligation
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage of annual equity grant of options						1.00%									1.00%
Share-based payment award, term		10 years
Fair value of contingent consideration assumed						$ 100,000
Stock-based compensation							2,700,000		$ 0	$ 2,900,000	$ 0
Parapyre Option Obligation | Forecast
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pro-rated estimated fair value of options	$ 3,000,000
Series A Non Voting Convertible Preferred Stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Issuance of Series A non-voting convertible preferred stock			$ 189,700,000		$ 197,300,000		$ 189,741,000	$ 197,323,000
Series A Non Voting Convertible Preferred Stock | Asset Acquisition
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of shares transferred as equity interest in asset acquisition						364,887
Series A Non Voting Convertible Preferred Stock | Spyre Therapeutics, Inc.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of shares transferred as equity interest in asset acquisition						364,887